Taxes - Schedule of Provision for Income Taxes and the Provision (Details)		6 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Provision for Income Taxes and the Provision [Abstract]
Loss before income tax		$ (1,026,674)	$ (131,907)	$ (26,441,791)
Hong Kong income tax rate		16.50%	16.50%	16.50%
Income tax expense computed at statutory rate		$ (169,400)	$ (21,764)	$ (4,362,896)
Reconciling items:
Non-deductible expenses		369,201	47,435	4,483,219
Non-taxable income		(157,279)	(20,208)	(70,758)
Preferential rate	[1]	(158,289)	(20,337)	(193,617)
Temporary difference not recognized		55	7	7,456
Valuation allowance		44,806	5,757	284,327
Different tax rates of subsidiaries operating in other jurisdictions		(35,156)	(4,517)	53,895
(Over) Under-provision in prior year		226,398	29,088	(114,056)
Total income tax expense		$ 120,336	$ 15,461	$ 87,570
Effective tax rate		(11.72%)	(11.72%)	(0.33%)

[1]	The Group’s basic and diluted losses per share would have been each lowered by HKD0.010 (US$0.001) per share for the six months ended December 31, 2025 and 2024 without the preferential tax rate reduction, respectively.